Inventories	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Inventories
12.
Inventories

Details of inventories as of June 30, 2024 and as of December 31, 2023 are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Raw materials	33,918	41,066
Work in progress	33,535	31,623
Finished goods	17,454	19,789
Total	84,907	92,478

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.

There were no commitments for the purchase of inventories as of June 30, 2024 and December 31, 2023. Advance payments to suppliers for the acquisition of inventories as of June 30, 2024 were Euros 4,057 thousand, as compared to Euros 4,357 thousand as of December 31, 2023.

Based on current information, the Group has booked an inventory provision of Euros 3,501 thousand as of June 30, 2024 to cover the impact of slow-moving and accrual obsolescence inventories, as compared to Euros 2,885 thousand at December 31, 2023.